Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2019	December 31, 2018
Raw materials	$239,983	$551,913
Finished goods	792,492	660,431
	1,032,475	1,212,344
Less: Inventory allowance	(144,272)	-
Inventories, net	$888,203	$1,212,344